Property and Equipment, net - Narrative (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 129,135	$ 16,451	$ 17,055